INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Additional Information (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Nikola Corporation
Noncontrolling Interest [Line Items]
Cash contribution to acquire noncontrolling interest	$ 50
In-kind cash contribution to acquire noncontrolling interest	$ 50
Expected future contributions		$ 150
Expected future contributions, cash		50
Expected future contributions, services		$ 100
Nikola Corporation
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage acquired	2.50%	2.50%